Investments - Debt Securities in Continuous Unrealized Loss Position (Details) $ in Millions	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($) security
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 3,571	$ 246
Less than 12 months, fair value	$ 30,605	$ 11,135
Less than 12 months, # of securities | security	3,786	1,344
12 months or longer, gross unrealized losses	$ 2,830	$ 366
12 months or longer, fair value	$ 8,508	$ 4,006
12 months or longer, # of securities | security	1,056	104
Total, gross unrealized losses	$ 6,401	$ 612
Total, fair value	$ 39,113	$ 15,141
Total, # of securities | security	4,645	1,421
U.S. government securities
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 339	$ 2
Less than 12 months, fair value	$ 2,815	$ 107
Less than 12 months, # of securities | security	40	16
12 months or longer, gross unrealized losses	$ 669	$ 299
12 months or longer, fair value	$ 1,386	$ 3,190
12 months or longer, # of securities | security	6	7
Total, gross unrealized losses	$ 1,008	$ 301
Total, fair value	$ 4,201	$ 3,297
Total, # of securities | security	42	21
Other government securities
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 174	$ 17
Less than 12 months, fair value	$ 1,258	$ 252
Less than 12 months, # of securities | security	143	23
12 months or longer, gross unrealized losses	$ 77	$ 0
12 months or longer, fair value	$ 177	$ 4
12 months or longer, # of securities | security	23	2
Total, gross unrealized losses	$ 251	$ 17
Total, fair value	$ 1,435	$ 256
Total, # of securities | security	162	25
Public utilities
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 508	$ 17
Less than 12 months, fair value	$ 4,279	$ 721
Less than 12 months, # of securities | security	490	93
12 months or longer, gross unrealized losses	$ 187	$ 7
12 months or longer, fair value	$ 520	$ 99
12 months or longer, # of securities | security	87	8
Total, gross unrealized losses	$ 695	$ 24
Total, fair value	$ 4,799	$ 820
Total, # of securities | security	562	98
Corporate securities
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 2,087	$ 180
Less than 12 months, fair value	$ 17,068	$ 6,343
Less than 12 months, # of securities | security	2,323	728
12 months or longer, gross unrealized losses	$ 1,614	$ 58
12 months or longer, fair value	$ 4,601	$ 661
12 months or longer, # of securities | security	644	69
Total, gross unrealized losses	$ 3,701	$ 238
Total, fair value	$ 21,669	$ 7,004
Total, # of securities | security	2,806	776
Residential mortgage-backed
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 43	$ 3
Less than 12 months, fair value	$ 279	$ 174
Less than 12 months, # of securities | security	196	109
12 months or longer, gross unrealized losses	$ 16	$ 0
12 months or longer, fair value	$ 81	$ 11
12 months or longer, # of securities | security	94	12
Total, gross unrealized losses	$ 59	$ 3
Total, fair value	$ 360	$ 185
Total, # of securities | security	290	121
Commercial mortgage-backed
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 138	$ 5
Less than 12 months, fair value	$ 1,421	$ 314
Less than 12 months, # of securities | security	177	37
12 months or longer, gross unrealized losses	$ 45	$ 1
12 months or longer, fair value	$ 192	$ 30
12 months or longer, # of securities | security	31	3
Total, gross unrealized losses	$ 183	$ 6
Total, fair value	$ 1,613	$ 344
Total, # of securities | security	206	39
Other asset-backed securities
Summary of Investment Holdings [Line Items]
Less than 12 months, gross unrealized losses	$ 282	$ 22
Less than 12 months, fair value	$ 3,485	$ 3,224
Less than 12 months, # of securities | security	417	338
12 months or longer, gross unrealized losses	$ 222	$ 1
12 months or longer, fair value	$ 1,551	$ 11
12 months or longer, # of securities | security	171	3
Total, gross unrealized losses	$ 504	$ 23
Total, fair value	$ 5,036	$ 3,235
Total, # of securities | security	577	341